Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

Note 16. Subsequent events

The Company has evaluated subsequent events through March 9, 2020, the date on which the consolidated financial statements as of and for the years ended December 31, 2019 and 2018 were available to be issued.

The Company updated its evaluation of subsequent events through July 14, 2020, the date on which the December 31, 2019 and 2018 financial statements were reissued. On July 10, 2020, the Company effected a 110-for-1 stock split of its common stock. The par value of the common stock was not adjusted as a result of the stock split. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retrospectively, where applicable, to reflect this stock split.